CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock Class A common stock	Common Stock Class B common stock	Common Stock Class C	Common Stock Class F	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interests	Class C	Total
Balance as of beginning at Dec. 31, 2021	$ 20,842	$ 3,349	$ 508		$ 39,538,876	$ (5,187,312)			$ 34,376,263
Balance as of beginning (in units) at Dec. 31, 2021	20,842,227	3,349,017	508,420
Stock options exercised	$ 77				258,778				$ 258,855
Stock options exercised (in units)	77,012								77,011
Transfer of common stock	$ (9,912)			$ 9,912
Transfer of common stock (in units)	(9,912,072)			9,912,072
Repurchase of common stock retired during the period	$ (48)		$ (456)		(85,684)	(341,029)			$ (427,217)
Repurchase of common stock retired during the period (in units)	(48,002)		(456,364)
Stock-based compensation expense					1,503,969				1,503,969
Net income (loss)						(13,710,708)			(13,710,708)
Balance as of ending at Dec. 31, 2022	$ 10,959	$ 3,349	$ 52	$ 9,912	41,215,939	(19,239,049)			22,001,162
Balance as of ending (in units) at Dec. 31, 2022	10,959,165	3,349,017	52,056	9,912,072
Stock options exercised				$ 198	235,528				$ 235,726
Stock options exercised (in units)				197,656					197,656
Issuance of common stock, net of fees			$ 529		7,499,472				$ 7,500,001
Issuance of Class B common stock to Sponsor (in shares)			528,914					528,914
Transfer of common stock	$ (20)	$ (3)	$ 318	$ (295)
Transfer of common stock (in units)	(20,000)	(2,630)	317,346	(294,716)
Repurchase of common stock retired during the period				$ (8)	(107,065)				(107,073)
Repurchase of common stock retired during the period (in units)				(7,551)
Stock-based compensation expense					1,031,656				1,031,656
Cumulative translation adjustment						2,064			2,064
Net income (loss)						9,163,794	$ (151,670)		9,012,124
Balance as of ending at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)		$ 39,675,660
Balance as of ending (in units) at Dec. 31, 2023	10,939,165	3,346,358	898,316	9,807,461					24,991,329
Stock options exercised				$ 103	224,064				$ 224,167
Stock options exercised (in units)				102,889
Issuance of common stock, net of fees			$ 582		8,249,389				8,249,971
Issuance of Class B common stock to Sponsor (in shares)			581,803
Transfer of common stock			$ 201	$ (201)
Transfer of common stock (in units)			201,304	(201,304)
Repurchase of common stock				$ (8)	(113,886)				(113,894)
Purchase of aggregate shares				(8,032)
Stock-based compensation expense					1,515,274				1,515,274
Cumulative translation adjustment						(2,063)			(2,063)
Net income (loss)						(37,326,897)	(43,210)		(37,370,107)
Balance as of ending at Jun. 30, 2024	$ 10,939	$ 3,346	$ 1,682	$ 9,701	59,750,371	(47,402,151)	(194,880)		12,179,008
Balance as of ending (in units) at Jun. 30, 2024	10,939,165	3,346,358	1,681,423	9,701,014
Balance as of beginning at Dec. 31, 2023	$ 10,939	$ 3,346	$ 899	$ 9,807	49,875,530	(10,073,191)	(151,670)		$ 39,675,660
Balance as of beginning (in units) at Dec. 31, 2023	10,939,165	3,346,358	898,316	9,807,461					24,991,329
Stock options exercised				$ 198	619,039				$ 619,237
Stock options exercised (in units)				197,966					197,966
Issuance of common stock, net of fees			$ 1,831		42,042,560				$ 42,044,391
Issuance of Class B common stock to Sponsor (in shares)		(29)	1,831,008
Transfer of common stock	$ 332	$ (341)	$ 231	$ (222)
Transfer of common stock (in units)	331,663	(340,942)	231,583	(222,304)
Repurchase of common stock retired during the period			$ (11)	$ (22)	(706,611)				(706,644)
Repurchase of common stock retired during the period (in units)			(10,672)	(21,815)
Stock-based compensation expense					3,641,940				3,641,940
Contributions from noncontrolling interests, net of fees							8,546,724		8,546,724
Cumulative translation adjustment						(2,064)			(2,064)
Net income (loss)						(89,795,494)	(172,101)		(89,967,595)
Balance as of ending at Dec. 31, 2024	$ 11,271	$ 3,005	$ 2,950	$ 9,761	95,472,458	(99,870,749)	8,222,953		$ 3,851,649
Balance as of ending (in units) at Dec. 31, 2024	11,270,828	3,005,416	2,950,235	9,761,308					26,987,787
Balance as of beginning at Mar. 31, 2024	$ 10,939	$ 3,346	$ 1,085	$ 9,636	50,908,243	(24,919,100)	(171,869)		$ 25,842,280
Balance as of beginning (in units) at Mar. 31, 2024	10,939,165	3,346,358	1,084,484	9,636,279
Stock options exercised				$ 84	152,388				152,472
Stock options exercised (in units)				84,283
Issuance of common stock, net of fees			$ 582		8,249,389				8,249,971
Issuance of Class B common stock to Sponsor (in shares)			581,803
Transfer of common stock			$ 15	$ (15)
Transfer of common stock (in units)			15,136	(15,136)
Repurchase of common stock				$ (4)	(62,558)				(62,562)
Purchase of aggregate shares				4,412
Stock-based compensation expense					502,909				502,909
Cumulative translation adjustment						(238)			(238)
Net income (loss)						(22,482,813)	(23,011)		(22,505,824)
Balance as of ending at Jun. 30, 2024	$ 10,939	$ 3,346	$ 1,682	$ 9,701	59,750,371	(47,402,151)	(194,880)		12,179,008
Balance as of ending (in units) at Jun. 30, 2024	10,939,165	3,346,358	1,681,423	9,701,014
Balance as of beginning at Dec. 31, 2024	$ 11,271	$ 3,005	$ 2,950	$ 9,761	95,472,458	(99,870,749)	8,222,953		$ 3,851,649
Balance as of beginning (in units) at Dec. 31, 2024	11,270,828	3,005,416	2,950,235	9,761,308					26,987,787
Balance as of ending at Mar. 31, 2025	$ 11,271	$ 3,005	$ 3,402	$ 9,788	112,917,006	(121,325,641)	2,425,339		$ (5,955,830)
Balance as of ending (in units) at Mar. 31, 2025	11,270,828	3,005,416	3,401,888	9,788,472
Balance as of beginning at Dec. 31, 2024	$ 11,271	$ 3,005	$ 2,950	$ 9,761	95,472,458	(99,870,749)	8,222,953		$ 3,851,649
Balance as of beginning (in units) at Dec. 31, 2024	11,270,828	3,005,416	2,950,235	9,761,308					26,987,787
Stock options exercised				$ 53	190,680				$ 190,733
Stock options exercised (in units)				53,184
Issuance of common stock, net of fees			$ 1,464		38,502,206				38,503,670
Issuance of Class B common stock to Sponsor (in shares)			1,463,692
Transfer of common stock	$ (15)	$ (8)	$ 27	$ (4)
Transfer of common stock (in units)	(15,142)	(8,181)	27,631	(4,308)
Repurchase of common stock				$ (4)	(132,936)				(132,940)
Purchase of aggregate shares			(18)	(4,097)
Stock-based compensation expense					4,759,765				4,759,765
Convertible note beneficial conversion feature					1,114,338				1,114,338
Issuance of warrants					222,868				222,868
Contributions from noncontrolling interests, net of fees							8,332,762		8,332,762
Digital assets market value adjustment						15,962,018			15,962,018
Redemptions from noncontrolling interests							(11,750,000)		(11,750,000)
Net income (loss)						(53,299,432)	36,657		(53,262,775)
Balance as of ending at Jun. 30, 2025	$ 11,256	$ 2,997	$ 4,441	$ 9,806	140,129,379	(137,208,163)	4,842,372		$ 7,792,088
Balance as of ending (in units) at Jun. 30, 2025	11,255,686	2,997,235	4,441,540	9,806,087					28,500,548
Balance as of beginning at Mar. 31, 2025	$ 11,271	$ 3,005	$ 3,402	$ 9,788	112,917,006	(121,325,641)	2,425,339		$ (5,955,830)
Balance as of beginning (in units) at Mar. 31, 2025	11,270,828	3,005,416	3,401,888	9,788,472
Stock options exercised				$ 24	110,193				110,217
Stock options exercised (in units)				23,996
Issuance of common stock, net of fees			$ 1,012		23,705,954				23,706,966
Issuance of Class B common stock to Sponsor (in shares)			1,012,026
Transfer of common stock	$ (15)	$ (8)	$ 27	$ (4)
Transfer of common stock (in units)	(15,142)	(8,181)	27,631	(4,308)
Repurchase of common stock				$ (2)	(67,909)				(67,911)
Purchase of aggregate shares			5	2,073
Stock-based compensation expense					2,126,929				2,126,929
Convertible note beneficial conversion feature					1,114,338				1,114,338
Issuance of warrants					222,868				222,868
Contributions from noncontrolling interests, net of fees							8,104,168		8,104,168
Redemptions from noncontrolling interests							(5,750,000)		(5,750,000)
Net income (loss)						(15,882,522)	62,865		(15,819,657)
Balance as of ending at Jun. 30, 2025	$ 11,256	$ 2,997	$ 4,441	$ 9,806	$ 140,129,379	$ (137,208,163)	$ 4,842,372		$ 7,792,088
Balance as of ending (in units) at Jun. 30, 2025	11,255,686	2,997,235	4,441,540	9,806,087					28,500,548